CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY shares in Thousands, $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Retained earnings USD ($)	Non- controlling interests USD ($)
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2020 | shares		1,051,138
Beginning balance equity at Dec. 31, 2020	$ 2,660,590	$ 2,407,734	$ 48,472	$ (138,533)	$ 254,343	$ 88,574
Net income	460,825				420,065	40,760
Dividends (Note 12)	(168,597)		1,072		(169,669)
Unrealized gain (loss) on investments	$ 2,234			2,234
Shares issued on exercise of stock options (in shares) | shares	3,052	3,053
Shares issued on exercise of stock options (Note 12)	$ 6,435	$ 6,435
Shares issued on vesting of RSUs (in shares) | shares		2,143
Shares issued on vesting of RSUs (Note 12)	0	$ 6,068	(6,068)
Transactions with non-controlling interests (Note 13)	(25,979)				2,642	(28,621)
Share-based payments (Note 12)	25,499		25,499
Transfer to share capital on exercise of stock options	0	$ 1,947	(1,947)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2021 | shares		1,056,334
Ending balance equity at Dec. 31, 2021	2,961,007	$ 2,422,184	67,028	(136,299)	507,381	100,713
Net income	286,723				252,873	33,850
Dividends (Note 12)	(170,923)		1,163		(172,086)
Unrealized gain (loss) on investments	$ (9,570)			(9,570)
Shares issued on exercise of stock options (in shares) | shares	4,955	4,955
Shares issued on exercise of stock options (Note 12)	$ 14,276	$ 14,276
Shares issued on vesting of RSUs (in shares) | shares		2,663
Shares issued on vesting of RSUs (Note 12)	0	$ 10,015	(10,015)
Shares issued on acquisition of Oklo Resources Limited (in shares)) | shares		10,743
Shares issued on acquisition of Oklo Resources Limited (Note 8)	35,658	$ 35,658
Transactions with non-controlling interests (Note 13)	(30,929)				(29)	(30,900)
Share-based payments (Note 12)	25,547		25,547
Transfer to share capital on exercise of stock options	0	$ 5,491	(5,491)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2022 | shares		1,074,695
Ending balance equity at Dec. 31, 2022	$ 3,111,789	$ 2,487,624	$ 78,232	$ (145,869)	$ 588,139	$ 103,663